Description of Business	12 Months Ended
Dec. 31, 2021
Description of Business [Abstract]
DESCRIPTION OF BUSINESS

NOTE 1 - DESCRIPTION OF BUSINESS:

A.	Overview:

G Medical Innovations Holdings Ltd. (“G Medical” and together with its subsidiaries, the “Company”) was incorporated in October 2014 under Cayman Islands law. G Medical’s registered address is P.O. Box 10008, Willow House, Cricket Square, Grand Cayman, KY1-1001, Cayman Islands.

In May 2017, the Company was admitted to the official list on the Australian Stock Exchange (“ASX”) under the symbol GMV. In October 2020, the Company voluntarily delisted itself from the official list on the ASX.

In June 2021, the Company succeeded to close its initial public offering of 3,000,000 units, each unit consisting of one ordinary share and one warrant to purchase one ordinary share of the Company for gross proceeds of approximately $15,000 before deducting underwriting discounts and commissions and other offering-related expenses in the amount of $2,150. Only the costs in the amount of $1,583 which were attributed to the issuance of new shares were deducted from equity. Listing costs were expensed. The ordinary shares and warrants of the Company began trading on the Nasdaq Capital Market on June 25, 2021, under the symbols “GMVD” and “GMVDW” respectively.

The Company is an early commercial stage healthcare company engaged in the development of next generation mobile health (or mHealth) and telemedicine solutions, and monitoring service platforms. The Company believes that it is at the forefront of the digital health revolution in developing the next generation of mobile technologies and services that are designed to empower consumers, patients and providers to better monitor, manage and improve clinical and personal health outcomes, especially for those who suffer from cardiovascular disease (“CVD”), pulmonary disease and diabetes. In addition, in December 2021 the Company started a new business activity of COVID-19 Testing operation, in the State of California, providing three kinds of diagnostic tests –Rapid Antigen + A/B Flu Combo test, PCR test and Antibody test.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company incurred a net loss of $14,888 and $12,688 for the years ended December 31, 2021 and 2020, respectively, and generated $90,634 and $75,876 of accumulated deficit since inception for the years ended December 31, 2021 and 2020, respectively. The Company has incurred negative cash from operation and net losses for current and recent years. The Company financed its operation up do date by using bank credit line, loans, issuance of shares, convertible securities, and loans from its major shareholder. The Company’s major shareholder committed to continue and support the Company’s ongoing operation for the foreseeable future if other sources of funding would not be available to the Company and under certain conditions (see also note 24 D.).

These consolidated financial statements of the Company were authorized for issue by the Board of Directors on April 28, 2022.

B.	Impact of COVID-19

The full impact of the COVID-19 pandemic and its derivations continues to evolve. As such, there is continued uncertainty as to the full magnitude that the pandemic will have on the Company’s financial condition, liquidity, and future results of operations. Management is actively monitoring the impact of the global situation on the Company’s financial condition, liquidity, operations, suppliers, industry, and workforce. Given the continuing evolution of the COVID-19 pandemic and the global responses to curb its spread, the Company is not able to fully estimate the effects of the COVID-19 outbreak and its derivations on the Company’s future results of operations, financial condition, liquidity or capital resources.

In April 2020, under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) in the United States the Company’s U.S. subsidiary received a loan of approximately $900 from Bank of America. On April 3, 2021, the Company received approval for a full forgiveness from the U.S. Small Business administration (“SBA”) for this loan. ((See also Note 2.O))

In December 2021, the Company started a new business activity of COVID-19 Testing operating in the State of California through two new subsidiaries, G Medical Tests and Services, Inc and G Medical Lab Services, Inc. The Company recently invested significant capital in the new COVID-19 related services, however, the future of COVID-19 related services is uncertain.